Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Right-of-use assets and lease liabilities [Abstract]
Right-of-use asset operating lease by category [Table Text Block]	Right-of-use assets consist of the following operating leases:

As of December 31	2017	2018
(in millions)	EUR	EUR

Properties	81.7	105.1
Cars	10.1	11.9
Warehouses	16.7	14.5
Other	5.2	6.1
Right-of-use assets	113.7	137.6

Lease liabilities operating leases [Table Text Block]	Lease liabilities related to operating leases are split between current and non-current:

As of December 31	2017	2018
(in millions)	EUR	EUR

Current	32.8	46.3
Non-current	81.0	93.7
Lease liabilities	113.8	140.0

Depreciation charges operating leases by category [Table Text Block]
The Consolidated Statements of Operations shows the following depreciation charges relating to these operating leases:

As of December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Properties	31.0	29.9	40.2
Cars	7.1	7.1	7.4
Warehouses	5.1	5.9	7.1
Other	7.1	11.6	12.4
Depreciation charge right-of-use assets	50.3	54.5	67.1